Capital Structure - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2022	Jun. 04, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	8,851,000
Shares available for future grant under 2021 EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	1,086,452	1,642,081
Shares issuable upon conversion of Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	1,725,000
Shares issuable upon conversion of Private Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	57,000
Shares issuable upon conversion of PIPE Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	30,000
2025 Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	3,857,000
Shares issuable upon conversion of 2026 Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	1,080,000
Restricted stock units outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	878,000
Stock options outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	138,000